SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property And Equipment (Details) - Office equipment and furniture	12 Months Ended
Oct. 31, 2020
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years